                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSRS

Investment Company Act file number 811-6108

                          INVESTORS MUNICIPAL CASH FUND
                 -----------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                  222 South Riverside Plaza, Chicago, IL 60606
                  --------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        3/31

Date of reporting period:       9/30/2004

ITEM 1.  REPORT TO STOCKHOLDERS

SEMIANNUAL REPORT TO SHAREHOLDERS

Investors
Municipal
Cash Fund

September 30, 2004

Tax-Exempt New York
Money Market Fund

Investors Pennsylvania
Municipal Cash Fund

Investors Florida
Municipal Cash Fund

Investors New Jersey
Municipal Cash Fund

Investors Michigan
Municipal Cash Fund

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, visit scudder.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Dear Shareholder:

Thank you for investing with Investors Municipal Cash Fund. To provide you with an update of holdings and financial highlights, on the following pages you'll find the fund's shareholder report for its most recent semiannual period ended September 30, 2004. The fund series includes:

• Tax-Exempt New York Money Market Fund

• Investors Pennsylvania Municipal Cash Fund

• Investors Florida Municipal Cash Fund

• Investors New Jersey Municipal Cash Fund

• Investors Michigan Municipal Cash Fund

Briefly, for the six-month period ended September 30, 2004, the fund's portfolios and achieved their stated objectives of providing maximum current income while maintaining stability of capital.

Economic Review

At the start of the second quarter of 2004, the Fed was signaling its concerns over a possible resurgence in inflation, and hinted it that would soon take steps to remove its accommodative posture on short-term interest rates. With this news, fixed-income markets experienced a dramatic turnaround, with one-year LIBOR rates spiking from 1.35% to 1.85% in anticipation of a potential rate hike as early as August.1 The May - and initially, June - jobs reports were also strong, and the Fed now stated that it would begin to raise interest rates in the near future. When the Fed finally raised the federal funds rate by 25 basis points in late June, it stated that it would conduct its credit-tightening program at a "measured" pace. As we moved into the third quarter, US economic momentum hit a "soft patch" as consumer purchasing slackened, job creation dipped, oil prices rose to over $45 per barrel and the geopolitical situation deteriorated. In reaction, investors began to question whether the number of Fed rate hikes that previously had been priced into the market would actually occur, and the yield curve flattened.

1 LIBOR, or the London Interbank Offered Rate, is the most widely used benchmark or reference rate for short-term interest rates. LIBOR is the rate of interest at which banks borrow funds from other banks, in large volume, in the international market.

Fund Results
As of September 30, 2004

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.
An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them.
Fund	7-Day Current Yield[2]	Equivalent Taxable Yield[3]
Tax-Exempt New York Money Market Fund	.54%	.90%
Investors Pennsylvania Municipal Cash Fund	.50%	.79%
Investors Florida Municipal Cash Fund	.47%	.72%
Investors New Jersey Municipal Cash Fund	.44%	.74%
Investors Michigan Municipal Cash Fund	.57%	.91%

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the portfolios over a 7-day period expressed as an annual percentage rate.

2 Future declines in interest rate levels could cause the funds' earnings to fall below each fund's expense ratios, resulting in a negative yield. The advisor has agreed to voluntarily waive expenses as necessary to maintain a minimum distribution yield. This waiver may be changed or terminated at any time without notice. Otherwise, the 7-day current average yields of the Tax-Exempt New York Money Market Fund, Investors Pennsylvania Municipal Cash Fund, Investors Florida Municipal Cash Fund, Investors New Jersey Municipal Cash Fund and Investors Michigan Municipal Cash Fund would have been ..54%, -.17%, .16%, .30% and -1.86%, respectively, as of September 30, 2004.
3 The equivalent taxable yield allows you to compare each fund with the performance of taxable money market funds. The New York Fund equivalent taxable yield is based upon the fund's yield and an approximate combined Federal and State of New York income tax rate of 40.01%. The Pennsylvania, New Jersey and Michigan Funds equivalent taxable yields are based upon the funds' yields and an approximate combined Federal and State marginal income tax rate of 37.00%, 40.83% and 37.60%, respectively. The Florida Fund equivalent taxable yield is based upon the fund's yield and 35.00% Federal income tax rate. Income may be subject to local taxes and for some investors, the alternative minimum tax.

Over the six-month period, we continued to focus on the highest-quality investments for the fund's portfolios while seeking competitive yields across the municipal investment spectrum. During the period, the tax-free money markets were whipsawed by dramatic changes in supply, due to (1) the approximately $15 billion of supply from California's Revenue Anticipation Notes and Revenue Anticipation Warrants that had entered the market in October 2003, followed by (2) the sudden withdrawal of this supply from the market in June as California refunded the $15 billion of short-term debt, issuing longer-term debt in its place. It took over a month for the markets, and tax-exempt interest rates, to adjust after this significant withdrawal of supply.

During the reporting period, we maintained a cautious stance by targeting an average maturity similar to our peers. The fund has a targeted portfolio allocation of 70% of assets in variable-rate securities and 30% in fixed-rate instruments. Our decision to increase the fund's variable-rate position helped performance during much of the period, though our variable-rate position also hindered performance when short-term rates rose dramatically in August. Lastly, we continued to focus on the highest-quality investments while seeking competitive yields.

Thank you again for your investment. We look forward to serving your investment needs in the months and years to come.

Sincerely,

Joseph Benevento

Director, Deutsche Asset Management
September 2004

A group of investment professionals is responsible for the day-to-day management of each fund. These professionals have a broad range of experience managing money market funds.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following table is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The table is based on an investment of $1,000 made at the beginning of the six-month period ended September 30, 2004.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended September 30, 2004
Actual Fund Return	New York	Pennsylvania	Florida	New Jersey	Michigan
Beginning Account Value 4/1/04	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 9/30/04	$ 1,000.80	$ 1,000.80	$ 1,000.80	$ 1,000.70	$ 1,001.50
Expenses Paid per $1,000*	$ 4.87	$ 5.00	$ 5.00	$ 5.00	$ 4.40
Hypothetical 5% Fund Return	New York	Pennsylvania	Florida	New Jersey	Michigan
Beginning Account Value 4/1/04	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 9/30/04	$ 1,020.20	$ 1,020.07	$ 1,020.07	$ 1,020.07	$ 1,020.68
Expenses Paid per $1,000*	$ 4.92	$ 5.05	$ 5.05	$ 5.05	$ 4.44

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios
Tax-Exempt New York Money Market Fund	0.97%
Investors Pennsylvania Municipal Cash Fund	1.00%
Investors Florida Municipal Cash Fund	1.00%
Investors New Jersey Municipal Cash Fund	1.00%
Investors Michigan Municipal Cash Fund	0.88%

For more information, please refer to the Fund's prospectus.

Portfolio Summary

Tax-Exempt New York Money Market Fund

Portfolio Composition	9/30/04	9/30/03

Municipal Investments	100%	100%
Weighted Average Maturity*
Tax-Exempt New York Money Market Fund	16 days	31 days
State Specific Retail New York Money Fund Average	37 days	48 days

Investors Pennsylvania Municipal Cash Fund

Portfolio Composition	9/30/04	9/30/03

Municipal Investments	100%	100%
Weighted Average Maturity*
Investors Pennsylvania Municipal Cash Fund	40 days	45 days
State Specific Retail Pennsylvania Money Fund Average	30 days	28 days

Investors Florida Municipal Cash Fund

Portfolio Composition	9/30/04	9/30/03

Municipal Investments	100%	100%
Weighted Average Maturity*
Investors Florida Municipal Cash Fund	28 days	40 days
State Specific Retail Florida Money Fund Average	34 days	48 days

Investors New Jersey Municipal Cash Fund

Portfolio Composition	9/30/04	9/30/03

Municipal Investments	100%	100%
Weighted Average Maturity*
Investors New Jersey Municipal Cash Fund	50 days	36 days
State Specific Retail New Jersey Money Fund Average	43 days	48 days

Investors Michigan Municipal Cash Fund

Portfolio Composition	9/30/04	9/30/03

Municipal Investments	100%	100%
Weighted Average Maturity*
Investors Michigan Municipal Cash Fund	29 days	56 days
State Specific Retail Michigan Money Fund Average	26 days	38 days

* The Funds are compared to their respective iMoneyNet category: State Specific Retail Money Fund Average consists of only retail state tax-free and municipal money funds.

Portfolio composition is subject to change. For more complete details about the Funds' holdings, see pages 7-18. A quarterly Fact Sheet will be available upon request. Information concerning portfolio holdings of the Fund as of month end is available upon request on the 16th of the following month. Please see the Account Management Resources section for contact information.

Portfolio of Investments as of September 30, 2004 (Unaudited)

Tax-Exempt New York Money Market Fund	Principal Amount ($)	Value ($)

Municipal Investments 100.0%
New York 98.0%
Albany, Industrial Development Agency, Civic Facilities Revenue, University of Albany Foundation, Series A, 1.71%*, 11/1/2032 (c)	290,000	290,000
Albany, Industrial Development Agency, Davies Office Refurbishing, AMT, 1.76%*, 2/1/2017, HSBC Bank USA (b)	400,000	400,000
Erie County, Revenue Anticipation Notes, 3.0%, 7/13/2005, Citigroup Global Markets (b)	350,000	353,900
Hempstead, Industrial Development Agency, Trigen-Nassua Energy, AMT, 1.71%*, 9/15/2015, Societe Generale (b)	1,300,000	1,300,000
Long Island, Power Authority, Electric System Revenue, Series 2A, 1.72%*, 5/1/2033, Westdeutsche Landesbank AG (b)	1,000,000	1,000,000
New York, Metropolitan Transportation Authority:
Series G-2, 1.63%*, 11/1/2026 (c)	1,500,000	1,500,000
Series B, 1.69%*, 11/1/2022 (c)	600,000	600,000
Series 848-D, 1.71%*, 11/15/2021 (c)	1,200,000	1,200,000
Series PA-1083, 1.72%*, 5/15/2010 (c)	600,000	600,000
Series PA-1083, 1.72%*, 11/15/2030 (c)	500,000	500,000
Series 1040, 144A, 1.72%*, 11/15/2020 (c)	100,000	100,000
New York, State Dormitory Authority Revenue:
Series 1997, 1.13%, 10/8/2004	1,000,000	1,000,000
Series B09, 1.71%*, 3/15/2023 (c)	200,000	200,000
New York, State Dormitory Authority Revenue, Columbia University, Series B, 1.03%*, 7/1/2028	400,000	400,000
New York, State Dormitory Authority Revenue, Cornell University, Series B, 1.68%*, 7/1/2030	1,300,000	1,300,000
New York, State Dormitory Authority Revenue, Mental Health Services:
Subseries D-2A, 1.69%*, 2/15/2031 (c)	400,000	400,000
Series D-2B, 1.69%*, 2/15/2031 (c)	2,100,000	2,100,000
New York, State GO, Series B, 1.58%*, 3/15/2030, Dexia Credit Local FRNC (b)	100,000	100,000
New York, State GO, Environmental Quality, Series G, 1.03%*, 11/30/2018, Westdeutsche Landesbank AG (b)	500,000	500,000
New York, State Housing Finance Agency Revenue, Series A, AMT, 1.75%*, 5/1/2029	2,500,000	2,500,000
New York, State Housing Finance Agency Revenue, Historic Front Street, Series A, 1.72%*, 11/1/2036, Bank of New York (b)	600,000	600,000
New York, State Housing Finance Agency, Multi-Family Housing, Series A, AMT, 1.73%*, 11/1/2028 (c)	3,700,000	3,700,000
New York State, Jay Street Development Corp., Centers Facility Lease Revenue: Series A-2, 1.64%*, 5/1/2022, Depfa Bank PLC (b)	2,700,000	2,700,000
Series A-3, 1.68%*, 5/1/2022, Depfa Bank PLC (b)	1,000,000	1,000,000
New York, State Local Government Assistance Corp., Series A-BV, 1.61%*, 4/1/2021 (c)	275,000	275,000
New York, Tobacco Settlement Financing Corp., Revenue Bonds:
Series PA-1894, 1.78%*, 6/1/2005	1,495,000	1,495,000
Series PA-1894, 1.78%*, 6/1/2012	1,375,000	1,375,000
New York, Triborough Building & Tunnel Authority, Special Obligation, Series B-13, 1.71%*, 11/15/2021 (c)	1,395,000	1,395,000
New York City, Housing Development Corp., Multi-Family Mortgage Revenue, Columbus Apartments, Series A, 1.72%*, 3/15/2025	2,450,000	2,450,000
New York City, Industrial Development Agency, Civic Facilities Revenue, Allen Stevenson School, 1.65%*, 12/1/2034, Allied Irish Bank PLC (b)	1,100,000	1,100,000
New York City, Municipal Water Finance Authority, 1.25%, 11/4/2004	2,000,000	2,000,000
New York City, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series C-2, 1.7%*, 6/15/2018	400,000	400,000
New York City, Transitional Finance Authority Revenue, Future Tax Secured, Series A-1, 1.7%*, 11/15/2022	45,000	45,000
New York City, Transitional Finance Authority Revenue, NYC Recovery:
Series 1, 1.64%*, 11/1/2022	200,000	200,000
Series 3, 1.7%*, 11/1/2022	900,000	900,000
New York City, Transitional Finance Authority, Star Certificate:
Series 2003-7, 1.72%*, 2/1/2009	1,765,000	1,768,870
Series 2003-1, 1.72%*, 2/1/2011 (c)	1,745,000	1,745,000
New York, 1.69%*, 5/1/2014, KBC Bank NV (b)	710,000	710,000
New York, General Obligation, Prerefunded, Series D, 5.75%, 2/15/2005	240,000	246,270
New York, State GO, Series B-6, 1.7%*, 8/15/2005	50,000	50,000
Niagara County, Industrial Development Agency, Civic Facilities Revenue, NYCARC, Inc. Opportunities Unlimited, Series A, 1.75%*, 9/1/2021, Keybank NA (b)	950,000	950,000
Oneida Indian Nation, Revenue Bond, 1.65%*, 10/1/2032, Bank of America NA (b)	475,000	475,000
Onondaga County, Industrial Development Agency, Civic Facilities Revenue, YMCA of Greater Syracuse, Series A, 1.75%*, 11/1/2025, HSBC Bank PLC (b)	1,500,000	1,500,000
Orange County, General Obligation, Series A, 2.5%, 11/1/2004	530,000	530,574
Otsego County, Industrial Development Agency, Civic Facilities Revenue, Noonan Community Service Corp. Project, Riverhead, Public Improvements, 1.74%*, 3/1/2025, Wilber National Bank (b)	1,325,000	1,325,000
Port Authority of NY & 1.5%, 12/6/2004	1,600,000	1,600,000
Schenectady County, Industrial Development Agency, Civic Facilities Revenue, Sunnyview, Series B, 1.7%*, 8/1/2033, Keybank NA (b)	790,000	790,000
Schoharie County, Industrial Development Agency, Civic Facilities Revenue, Basset Hospital Project, Series A, 1.75%*, 2/1/2021, Keybank NA (b)	635,000	635,000
Yates County, Industrial Development Agency, Civic Facilities Revenue, Series B, 1.7%*, 9/1/2015, Keybank NA (b)	1,530,000	1,530,000
		49,834,614
Puerto Rico 0.8%
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Central Facilities, Bristol-Myers Squibb Project, AMT, 1.65%*, 12/1/2030	400,000	400,000
Multi-State 1.5%
ABN Amro, Munitops Certificate Trust, Series 2000-17, 1.6%*, 10/1/2008	800,000	800,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $51,034,614) (a)	100.3	51,034,614
Other Assets and Liabilities, Net	(0.3)	(173,305)
Net Assets	100.0	50,861,309

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of September 30, 2004.
(a) The cost for federal income tax purposes was $51,034,614.
(b) Security incorporates a letter of credit from a major bank.
(c) Bond is insured by one of these companies:
		As a % of Total Investment Portfolio
AMBAC	AMBAC Assurance Corp.	10.8%
FGIC	Financial Guaranty Insurance Company	6.9%
FNMA	Federal National Mortgage Association	9.7%
FSA	Financial Security Assurance	7.4%
MBIA	Municipal Bond Investors Assurance	3.6%

AMT: Subject to alternative minimum tax.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of September 30, 2004 (Unaudited)

Investors Pennsylvania Municipal Cash Fund	Principal Amount ($)	Value ($)

Municipal Investments 100.0%
Pennsylvania 85.1%
Allegheny County, Hospital Development Authority Revenue, Presbyterian Hospital, Series D, 1.7%*, 3/1/2020 (c)	100,000	100,000
Allegheny County, Hospital Development Authority Revenue, UPMC Senior Living Corp., 1.7%*, 7/15/2028	400,000	400,000
Bucks County, Tax & Revenue Anticipation Notes, Series A, 2.0%, 12/31/2004	250,000	250,535
Bucks County, Water & Sewer Authority Revenue, Series A, 2.0%, 12/1/2004 (c)	170,000	170,225
Cumberland County, Municipal Authority Retirement Community Revenue, Wesley Affiliated Services, Series C, 1.69%*, 1/1/2037, Sovereign Bank FSB (b)	100,000	100,000
Dallastown, State GO, Area School District, 1.74%*, 2/1/2018 (c)	240,000	240,000
Delaware Valley, Regional Finance Authority, Local Government Revenue, 1.69%*, 8/1/2016, Toronto Dominion Bank (b)	200,000	200,000
Elizabethtown, School Improvement Revenue, Area School District, Series A, 3.0%, 4/1/2005 (c)	500,000	504,067
Latrobe, Industrial Development Authority Revenue, Greensburg Diocese, 1.7%*, 6/1/2033, Allied Irish Bank (b)	500,000	500,000
Lehigh County, Industrial Development Authority, Pollution Control Revenue:
1.3%*, 6/1/2014, Rabobank Nederland (b)	95,000	95,000
1.3%*, 10/1/2014, Rabobank Nederland (b)	970,000	970,000
Montgomery County, County GO, 1.13%*, 10/5/2004	700,000	700,000
Pennsylvania, Certificate of Participation, Department of General Services, 4.0%, 11/1/2004 (c)	700,000	701,643
Pennsylvania, Economic Development Authority, Amtrak Project, Series B, AMT, 1.74%*, 11/1/2041, Morgan Guaranty Trust (b)	200,000	200,000
Pennsylvania, Economic Development Authority, Reliant Energy Seward LLC Project:
Series B, AMT, 1.75%*, 12/1/2036, Westdeutsche Landesbank (b)	300,000	300,000
Series A, AMT, 1.76%*, 12/1/2036, Barclays Bank PLC (b)	400,000	400,000
Pennsylvania, General Obligations, Series A-15, 1.74%*, 1/1/2017 (c)	150,000	150,000
Pennsylvania, Higher Education Assistance Agency, Student Loan Revenue, Series A, AMT, 1.7%*, 3/1/2027 (c)	500,000	500,000
Pennsylvania, Higher Educational Facilities Authority Revenue, University of Pennsylvania Health Services, Series B, 1.7%*, 1/1/2026, BNP Paribas (b)	200,000	200,000
Pennsylvania, Higher Educational Facilities Authority Revenue, University Properties, Student Housing, Series A, 1.73%*, 8/1/2034, Citizens Bank (b)	550,000	550,000
Pennsylvania, Higher Educational Facilities Authority, Health Services Revenue, 144A, Series PT-1807, 1.74%*, 1/1/2005	1,100,000	1,100,000
Pennsylvania, State General Obligation, Series 1, 5.0%, 1/15/2005	225,000	227,306
Pennsylvania, State Public School Building Authority Revenue, Parkland School District, Series D, 1.74%*, 3/1/2019 (c)	385,000	385,000
Pennsylvania, State Public School Building Authority, College Revenue, Northampton Community College, 2.0%, 3/1/2005 (c)	250,000	250,922
Pennsylvania, State School District (REV) Lease, Public School Building Authority, 144A, Series A42, 1.8%*, 6/1/2028 (c)	400,000	400,000
Somerset County, Industrial Development Authority, AMT, 1.82%*, 3/2/2015, National City Bank (b)	50,000	50,000
		9,644,698
Oklahoma 0.3%
Tulsa County, Industrial Authority Revenue, First Mortgage, Montercau, Series A, 1.74%*, 7/1/2032, BNP Paribas (b)	30,000	30,000
Puerto Rico 0.9%
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Central Facilities, Bristol-Myers Squibb Project, AMT, 1.65%*, 12/1/2030	100,000	100,000
Tennessee 4.0%
Clarksville, Public Building Authority Revenue, Pooled Financing, 1.76%*, 7/1/2031, Bank of America NA (b)	450,000	450,000
Texas 0.4%
Harris County, Health Facilities Development Corp. Revenue, Methodist Hospital, 1.72%*, 12/1/2032	50,000	50,000
Utah 1.9%
Heber City, Industrial Development Revenue, Industrial Parkway Properties LLC Project, AMT, 1.9%*, 7/1/2033, US Bank NA (b)	150,000	150,000
Murray City, Hospital Revenue, IHC Health Services, Inc., Series C, 1.72%*, 5/15/2036	65,000	65,000
		215,000
Multi-State 5.3%
ABN Amro, Munitops Certificate Trust, Series 2000-17, 1.6%*, 10/1/2008	600,000	600,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $11,089,698) (a)	97.9	11,089,698
Other Assets and Liabilities, Net	2.1	237,770
Net Assets	100.0	11,327,468

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of September 30, 2004.
(a) Cost for federal income tax purposes was $11,089,698.
(b) Security incorporates a letter of credit from a major bank.
(c) Bond is insured by one of these companies:
		As a % of Total Investment Portfolio
AMBAC	AMBAC Assurance Corp.	6.8%
FGIC	Financial Guaranty Insurance Company	10.2%
FNMA	Federal National Mortgage Association	3.6%
FSA	Financial Security Assurance	9.9%
MBIA	Municipal Bond Investors Assurance	3.8%

AMT: Subject to alternative minimum tax.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of September 30, 2004 (Unaudited)

Investors Florida Municipal Cash Fund	Principal Amount ($)	Value ($)

Municipal Investments 100.0%
Florida 85.5%
Alachua County, Hospital & Healthcare Revenue, Health Facilities Authority, Shands Teaching Hospital, Series A, 1.76%*, 12/1/2012, Suntrust Bank (b)	100,000	100,000
Broward County, Housing Finance Authority, Multifamily Housing Revenue, Series PT-703, 1.71%*, 9/1/2026	525,000	525,000
Dade County, Industrial Development Authority, Spectrum Programs, Inc. Project, 1.75%*, 10/1/2016, Bank of America NA (b)	250,000	250,000
Florida, Board of Education, Lottery Revenue, 1.7%*, 1/1/2009 (c)	250,000	250,000
Florida, Capital Projects Finance Authority, Glenridge on Palmer Ranch, Series C, 1.72%*, 6/1/2012, Bank of Scotland (b)	650,000	650,000
Florida, Capital Trust Agency Revenue, Aero Miami FX Project-Air Cargo, AMT, 1.75%, 8/1/2034, Bank of Scotland (b)	1,300,000	1,300,000
Florida, Housing Finance Corp., Multifamily Revenue, Victoria Park, Series J-1, 1.7%*, 10/15/2032	400,000	400,000
Florida, Ocean Highway & Port Authority Revenue, AMT, 1.75%*, 12/1/2020, Wachovia Bank NA (b)	480,000	480,000
Florida, State Turnpike Authority, Turnpike Revenue, Department of Transportation, Series A, 6.5%, 7/1/2005 (c)	650,000	673,925
Florida, Transportation/Tolls Revenue, Turnpike Authority, Series R-4041, 1.75%*, 7/1/2020 (c)	950,000	950,000
Hillsborough County, FL, Industrial Development Authority, Industrial Development Revenue, Seaboard Tampa, AMT, 1.9%*, 12/1/2016, First Union National Bank (b)	1,400,000	1,400,000
Jacksonville, Electric Authority Revenue, 1.38%*, 10/4/2004	1,000,000	1,000,000
Jacksonville, Electric Authority Revenue, St. John's River, Series 2-15, 6.0%, 10/1/2004	750,000	750,000
Jea, St. John's River Power Park System Revenue, Series 18, 4.0%, 10/1/2004	400,000	400,000
Lee County, Airport Revenue, AMT, Series 811-X, 1.78%*, 10/1/2029 (c)	1,500,000	1,500,000
Lee County, Industrial Development Authority, Healthcare Facilities Revenue, Cypress Cove Healthpark, Series B, 1.7%*, 10/1/2007, Keybank NA (b)	150,000	150,000
Miami-Dade County, School Board Certificates of Partnership, Series R-4022, 1.75%*, 8/1/2021 (c)	595,000	595,000
Miramar, Wastewater Improvement Assessment Revenue, Prerefunded, 6.75%, 10/1/2004 (c)	150,000	151,500
Orange County, Health Facilities Authority Revenue, Presbyterian Retirement Project, 1.75%*, 11/1/2028, Bank of America NA (b)	360,000	360,000
Orlando, Utilities Commission Water & Electric Revenue, 5.7%, 10/1/2004	650,000	650,000
Orlando, Utility Committee, 1.25%*, 12/10/2004	500,000	500,000
Palm Beach County, Water & Sewer Revenue, 2.0%, 10/1/2004	850,000	850,000
Pasco County, School Board Certificates of Participation, 1.7%*, 8/1/2026 (c)	275,000	275,000
Pinellas County, Health Facilities Authority Revenue, Hospital Facilities, Bayfront Projects, 1.76%*, 7/1/2034, Suntrust Bank (b)	600,000	600,000
Sarasota County, Health Facilities Authority Revenue, Health Care Facilities, Bay Village Project, 1.75%*, 12/1/2023, Bank of America NA (b)	1,150,000	1,150,000
Seacoast, Utility Authority Water & Sewer Utilities System Revenue, 4.0%, 3/1/2005 (c)	500,000	505,564
		16,415,989
California 1.6%
Los Angeles, Airport Revenue, Regional Airports Improvement Corporation Lease, AMT, 1.72%*, 12/1/2025, Societe Generale (b)	300,000	300,000
Iowa 1.6%
Iowa, Finance Authority Hospital Facility Revenue, Iowa Health Systems, Series B, 1.71%*, 1/1/2028 (c)	300,000	300,000
Michigan 2.5%
Michigan, Hospital Finance Authority Revenue, Crittenton Hospital Medical Center, Series B, 1.76%*, 3/1/2014, Comerica Bank (b)	60,000	60,000
Michigan, Hospital Finance Authority Revenue, Hospital Equipment Loan Program, Series A, 1.66%*, 12/1/2023, National City Bank (b)	425,000	425,000
		485,000
Oklahoma 1.0%
Tulsa County, Industrial Authority Revenue, First Mortgage, Montercau, Series A, 1.74%*, 7/1/2032, BNP Paribas (b)	200,000	200,000
Tennessee 0.5%
Clarksville, Public Building Authority Revenue, Pooled Financing, 1.76%*, 7/1/2031, Bank of America NA (b)	100,000	100,000
Texas 1.7%
Harris County, Health Facilities Development Corp. Revenue, Methodist Hospital, 1.72%*, 12/1/2032	325,000	325,000
Utah 1.4%
Murray City, Hospital Revenue, IHC Health Services, Inc., Series C, 1.72%*, 5/15/2036	275,000	275,000
Multi-State 4.2%
ABN Amro, Munitops Certificate Trust, Series 2000-17, 1.6%*, 10/1/2008	800,000	800,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $19,200,989) (a)	100.0	19,200,989
Other Assets and Liabilities, Net	0.0	2,523
Net Assets	100.0	19,203,512

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of September 30, 2004.
(a) The cost for federal income tax purposes was $19,200,989.
(b) Security incorporates a letter of credit from a major bank.
(c) Bond is insured by one of these companies:
		As a % of Total Investment Portfolio
AMBAC	AMBAC Assurance Corp.	7.9%
FGIC	Financial Guaranty Insurance Company	7.8%
FNMA	Federal National Mortgage Association	2.1%
FSA	Financial Security Assurance	11.3%

AMT: Subject to alternative minimum tax.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest maturity date.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of September 30, 2004 (Unaudited)

Investors New Jersey Municipal Cash Fund	Principal Amount ($)	Value ($)

Municipal Investments 100.0%
New Jersey 83.4%
Atlantic County, Import Authority Revenue, Aces-Pooled Government Loan Program, 1.68%*, 7/1/2026, KredietBank NV (b)	1,700,000	1,700,000
Burlington County, Bond Anticipation Notes, Series B, 1.1%, 3/4/2005	1,100,000	1,100,228
Burlington County, County GO, Series A, 5.0%, 10/1/2004 (c)	340,000	340,000
Florham Park, General Obligation, Board of Education, 3.0%, 7/14/2005	1,000,000	1,011,259
New Jersey, Building Authority, State Building Revenue, Series 1612, 1.71%*, 6/15/2010 (c)	525,000	525,000
New Jersey, Economic Development Authority:
1.13%, 10/8/2004	1,000,000	1,000,000
1.14%, 11/9/2004	490,000	490,000
1.25%, 2/4/2005	680,000	680,000
New Jersey, Economic Development Authority Water Facilities Revenue, Refunding, United Water, New Jersey Project, AMT, Series C, 1.85%*, 11/1/2025 (c)	365,000	365,000
New Jersey, Economic Development Authority, Economic Development Revenue, Airis Newark LLC Project, AMT, 1.7%*, 1/1/2019 (c)	250,000	250,000
New Jersey, Economic Development Authority, Special Facilities Revenue, Newark Contrainer LLC, AMT, 1.72%*, 7/1/2030, CitiBank NA (b)	1,800,000	1,800,000
New Jersey, Economic Development Authority, Thermal Energy Facilities Revenue, Marina Energy LLC, AMT, Series A, 1.7%*, 9/1/2031, First Union National Bank (b)	1,150,000	1,150,000
New Jersey, Economic Development Authority, Thermal Energy Facilities Revenue, Thermal Energy Ltd., AMT, 1.7%*, 12/1/2031, Bank One NA (b)	800,000	800,000
New Jersey, Economic Development Authority, Water Facilities Revenue, Refunding, United Water Inc. Project, Series A, 1.73%*, 11/1/2026 (c)	290,000	290,000
New Jersey, Health Care Facilities Financing Authority Revenue, Series A-3, 1.65%*, 7/1/2035, Bank of America (b)	1,000,000	1,000,000
New Jersey, State Floating Rate Trust Receipts, Series D, 1.25%*, 6/24/2005	700,000	700,000
New Jersey, State General Obligation:
Series D, 5.625%, 2/15/2005	300,000	304,731
5.75%, 5/1/2005	750,000	769,197
New Jersey, State Transitional Trust Fund Authority, Series PA-802, 1.71%*, 12/15/2009 (c)	300,000	300,000
New Jersey, Transportation Corp. Certificates, Series PA-785, 1.73%*, 9/15/2015 (c)	1,000,000	1,000,000
New Jersey, Turnpike Authority Revenue, Series A10, 1.71%*, 1/1/2016 (c)	985,000	985,000
Port Authority New York & New Jersey, Obligation Revenue, Series B, 1.26%, 2/4/2005	2,000,000	2,000,000
Port Authority of New York and New Jersey, Special Obligation Revenue, AMT, Floater-PT-1755, 1.78%*, 6/1/2011 (c)	1,000,000	1,000,000
Salem County, Industrial Pollution Control, Financing Authority Revenue, E.I. Du Pont de Nemours and Co., 1.3%*, 3/1/2012	1,700,000	1,700,000
		21,260,415
Illinois 1.1%
Illinois, Development Finance Authority Revenue, Chicago Symphony Project, 1.7%*, 12/1/2033, Bank One, NA (b)	100,000	100,000
Illinois, Development Finance Authority, Industrial Development Revenue, Campagna-Turano Bakery Project, AMT, 1.9%*, 8/1/2025, Bank One, NA (b)	190,000	190,000
		290,000
Kentucky 3.9%
Shelby County, Industrial Improvement Project, Lease Revenue, Series A, 1.72%*, 9/1/2034, US Bank, NA (b)	1,000,000	1,000,000
Ohio 0.8%
Lorain, Port Authority Revenue, Port Development, Spitzer Project, AMT, 1.9%*, 12/1/2019, National City Bank (b)	200,000	200,000
Pennsylvania 1.8%
Delaware River, Port Authority of Pennsylvania & New Jersey Revenue, Floater Certificates, Series 396, 1.72%*, 1/1/2019 (c)	250,000	250,000
Delaware River, Port Authority of Pennsylvania & New Jersey Revenue, Merlots, Series B-04, 1.71%*, 1/1/2026 (c)	200,000	200,000
		450,000
Puerto Rico 4.1%
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Central Facilities, Bristol-Myers Squibb Project, AMT, 1.65%*, 12/1/2030	1,050,000	1,050,000
Texas 0.4%
Bexar County, Health Facilities Development Corp. Revenue, Air Force Village, 1.69%*, 8/15/2030, Bank of America NA (b)	100,000	100,000
Multi-State 4.7%
ABN Amro, Munitops Certificate Trust, Series 2000-17, 1.6%*, 10/1/2008	1,200,000	1,200,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $25,550,415) (a)	100.2	25,550,415
Other Assets and Liabilities, Net	(0.2)	(59,190)
Net Assets	100.0	25,491,225

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of September 30, 2004.
(a) Cost for federal income tax purposes was $25,550,415.
(b) Security incorporates a letter of credit from a major bank.
(c) Bond is insured by one of these companies:
		As a % of Total Investment Portfolio
AMBAC	AMBAC Assurance Corp.	8.8%
FGIC	Financial Guaranty Insurance Company	0.8%
FSA	Financial Security Assurance	4.2%
MBIA	Municipal Bond Investors Assurance	7.8%

AMT: Subject to alternative minimum tax.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of September 30, 2004 (Unaudited)

Investors Michigan Municipal Cash Fund	Principal Amount ($)	Value ($)

Municipal Investments 100.0%
Michigan 84.6%
Detroit, Economic Development Corp., Waterfront Reclamation, Series A, 1.7%*, 5/1/2009, Bank of America (b)	70,000	70,000
Detroit, Economic Development Corp. Resources, Recovery Revenue, Series A, 3.8%, 5/1/2005 (c)	100,000	101,118
Detroit, Sewer Disposal Revenue, Series B, 1.73%, 7/1/2033 (c)	100,000	100,000
Detroit, Sewer Disposal Revenue, Prerefunded, Series A, 5.25%, 7/1/2005 (c)	80,000	81,903
Detroit, Water Supply Systems, Series B-24, 1.74%*, 8/1/2021 (c)	100,000	100,000
Farmington Hills, Economic Development Corp., Brookfield Building Association Project, 1.73%*, 11/1/2010, Comerica Bank (b)	75,000	75,000
Fremont, Hospital Finance Authority, 1.71%*, 6/1/2020, Old Kent Bank (b)	40,000	40,000
Garden City, Hospital Revenue, Series A, 1.73%*, 9/1/2026, First of America Bank (b)	150,000	150,000
Grand Valley, State University Revenue, Series B, 1.7%, 6/1/2027 (c)	165,000	165,000
Greater Detroit, Resource Recovery Authority Revenue, Series B, 5.5%, 12/13/2004 (c)	150,000	151,331
Michigan, Certificate of Participation, Series 350, 1.76%, 9/1/2011 (c)	125,000	125,000
Michigan, Hospital Finance Authority Revenue, Covenant Retirement, Series A, 1.69%*, 12/1/2029, Lasalle Bank NA (b)	30,000	30,000
Michigan, Hospital Finance Authority Revenue, Hospital Equipment Loan Program, Series A, 1.66%*, 12/1/2023, National City Bank (b)	65,000	65,000
Michigan, Housing Development Authority, Multi-Family Revenue, River Place Apartments, AMT, 1.67%*, 6/1/2018, Bank of New York (b)	100,000	100,000
Michigan, Municipal Securities Trust Certificates, 144A, Series 9054, 1.76%*, 4/20/2011	175,000	175,000
Michigan, State General Obligation, 1.1%, 12/1/2004	200,000	200,000
Michigan, State General Obligation, Community Schools, Series R-4517, 1.75%*, 5/1/2023	125,000	125,000
Michigan, Strategic Fund, Limited Obligation Revenue, Continental Aluminum Project, AMT, 1.84%*, 10/1/2015	100,000	100,000
Michigan, Strategic Fund, Limited Obligation Revenue, Lapeer Technologies LLC, AMT, 1.9%*, 2/1/2020, Bank of Michigan (b)	160,000	160,000
Michigan, University of Michigan Hospital Revenue, Series A, 1.72%, 12/1/2019	100,000	100,000
Oakland County, Economic Development Corp., Limited Obligation Revenue, Cranbrook Educational Community, Series C, 6.9%, 11/1/2004	200,000	204,961
Sterling Heights, Economic Development Corp. Limited Obligation Revenue, Kunath Enterprises LLC Project, AMT, 1.9%*, 2/1/2016, Bank of Michigan (b)	130,000	130,000
		2,549,313
District of Columbia 4.2%
District of Columbia, General Obligation, Series D, 1.71%, 6/1/2029 (c)	125,000	125,000
Georgia 1.3%
Willacoochie, Development Authority, Pollution Control Revenue, Langboard, Inc. Project, AMT, 1.75%*, 5/1/2021, Bank of America NA (b)	40,000	40,000
North Carolina 3.3%
Moore County, Industrial Facilities & Pollution Control Finance Authority Revenue, Klaussner Industries Project, AMT, 1.81%*, 5/1/2010, Wachovia Bank NA (b)	100,000	100,000
Utah 5.0%
Heber City, Industrial Development Revenue, Industrial Parkway Properties LLC Project, AMT, 1.9%*, 7/1/2033, US Bank NA (b)	150,000	150,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,964,313) (a)	98.4	2,964,313
Other Assets and Liabilities, Net	1.6	49,724
Net Assets	100.0	3,014,037

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of September 30, 2004.
(a) The cost for federal income tax purposes was $2,964,313.
(b) Security incorporates a letter of credit from a major bank.
(c) Bond is insured by one of these companies:
		As a % of Total Investment Portfolio
AMBAC	AMBAC Assurance Corp.	8.5%
FGIC	Financial Guaranty Insurance Company	12.5%
FSA	Financial Security Assurance	3.4%
MBIA	Municipal Bond Investors Assurance	7.6%

AMT: Subject to alternative minimum tax.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest maturity date.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of September 30, 2004 (Unaudited)
Assets	New York	Pennsylvania	Florida	New Jersey	Michigan
Investments in securities, at amortized cost	$ 51,034,614	$ 11,089,698	$ 19,200,989	$ 25,550,415	$ 2,964,313
Cash	-	17,678	10,876	31,827	2,143
Receivable for investments sold	-	515,510	-	-	30,000
Interest receivable	112,901	43,392	106,478	76,829	16,356
Due from Advisor	-	11,639	-	-	15,799
Other Assets	14,477	10,849	3,715	6,185	9,398
Total assets	51,161,992	11,688,766	19,322,058	25,665,256	3,038,009
Liabilities
Due to custodian bank	5,765	-	-	-	-
Dividends payable	920	182	330	359	57
Payable for Fund shares redeemed	242,216	347,433	75,438	132,023	2,000
Accrued management fee	9,986	-	7,193	2,540	-
Other accrued expenses and payables	41,796	13,683	35,585	39,109	21,915
Total liabilities	300,683	361,298	118,546	174,031	23,972
Net assets, at value	50,861,309	11,327,468	19,203,512	25,491,225	3,014,037
Net Assets
Net assets consist of: Undistributed (accumulated distributions in excess of) net investment income	(3,265)	249	(189)	1,018	3,223
Accumulated net realized gain (loss)	10,709	-	(62)	(356)	(7)
Paid-in capital	50,853,865	11,327,219	19,203,763	25,490,563	3,010,821
Net assets, at value	$ 50,861,309	$ 11,327,468	$ 19,203,512	$ 25,491,225	$ 3,014,037
Shares outstanding	50,853,755	11,327,286	19,204,244	25,492,323	3,010,916
Net asset value, offering and redemption price per share (net asset value / outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the six months ended September 30, 2004 (Unaudited)
Investment Income	New York	Pennsylvania	Florida	New Jersey	Michigan
Income: Interest	$ 284,774	$ 86,769	$ 141,091	$ 147,873	$ 19,340
Expenses: Management fee	55,485	16,717	27,082	28,652	3,665
Services to shareholders	27,912	11,335	18,188	21,352	8,947
Custodian fees	2,927	1,778	4,069	3,163	2,218
Distribution service fees	126,102	37,993	61,551	65,118	5,828
Auditing	15,249	14,810	15,348	16,120	13,664
Legal	3,765	3,685	7,260	6,355	3,628
Trustees' fees and expenses	3,045	5,000	6,513	6,838	4,195
Reports to shareholders	4,140	1,143	1,529	4,735	1,794
Registration fees	6,380	7,080	9,085	10,005	6,520
Other	1,199	686	1,435	1,854	961
Total expenses, before expense reductions	246,204	100,227	152,060	164,192	51,420
Expense reductions	(1,107)	(24,457)	(29,157)	(34,393)	(36,828)
Total expenses, after expense reductions	245,097	75,770	122,903	129,799	14,592
Net investment income	39,677	10,999	18,188	18,074	4,748
Net gain (loss) on investment transactions	(5,526)	-	-	-	-
Net increase (decrease) in net assets resulting from operations	$ 34,151	$ 10,999	$ 18,188	$ 18,074	$ 4,748

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets
	New York		Pennsylvania		Florida
Increase (Decrease) in Net Assets	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004
Operations: Net investment income	$ 39,677	$ 83,847	$ 10,999	$ 9,223	$ 18,188	$ 25,766
Net realized gain (loss) on investment transactions	(5,526)	17,203	-	675	-	-
Net increase (decrease) in net assets resulting from operations	34,151	101,050	10,999	9,898	18,188	25,766
Distributions to shareholders from net investment income	(42,462)	(83,847)	(11,354)	(9,294)	(18,311)	(25,832)
Fund share transactions: Proceeds from shares sold	106,224,469	216,807,236	27,255,455	51,419,619	44,586,370	143,382,516
Reinvestment of distributions	40,565	83,173	11,063	9,324	17,658	25,674
Cost of shares redeemed	(102,637,317)	(218,891,794)	(27,364,461)	(46,664,830)	(53,504,301)	(135,427,139)
Net increase (decrease) in net assets from Fund share transactions	3,627,717	(2,001,385)	(97,943)	4,764,113	(8,900,273)	7,981,051
Increase (decrease) in net assets	3,619,406	(1,984,182)	(98,298)	4,764,717	(8,900,396)	7,980,985
Net assets at beginning of period	47,241,903	49,226,085	11,425,766	6,661,049	28,103,908	20,122,923
Net assets at end of period	$ 50,861,309	47,241,903	$ 11,327,468	11,425,766	$ 19,203,512	28,103,908
Undistributed (accumulated distributions in excess of) net investment income	$ (3,265)	$ (480)	$ 249	$ 604	$ (189)	$ (66)
Other Information
Shares outstanding at beginning of period	47,226,038	49,227,590	11,425,229	6,661,045	28,104,517	20,122,924
Shares sold	106,224,469	216,807,070	27,255,455	51,419,622	44,586,370	143,383,050
Shares issued to shareholders in reinvestment of distributions	40,565	83,173	11,063	9,324	17,658	25,674
Shares redeemed	(102,637,317)	(218,891,795)	(27,364,461)	(46,664,762)	(53,504,301)	(135,427,131)
Net increase (decrease) in Fund shares	3,627,717	(2,001,552)	(97,943)	4,764,184	(8,900,273)	7,981,593
Shares outstanding at end of period	50,853,755	47,226,038	11,327,286	11,425,229	19,204,244	28,104,517

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets
	New Jersey		Michigan
	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004
Operations: Net investment income	$ 18,074	$ 26,067	$ 4,748	$ 17,196
Net realized gain (loss) on investment transactions	-	(356)	-	-
Net increase (decrease) in net assets resulting from operations	18,074	25,711	4,748	17,196
Distributions to shareholders from net investment income	(19,001)	(25,822)	(4,895)	(13,839)
Fund share transactions: Proceeds from shares sold	76,778,986	157,656,507	7,216,496	12,402,777
Reinvestment of distributions	17,828	25,376	4,852	14,062
Cost of shares redeemed	(70,833,064)	(168,174,081)	(7,400,275)	(17,632,130)
Net increase (decrease) in net assets from Fund share transactions	5,963,750	(10,492,198)	(178,927)	(5,215,291)
Increase (decrease) in net assets	5,962,823	(10,492,309)	(179,074)	(5,211,934)
Net assets at beginning of period	19,528,402	30,020,711	3,193,111	8,405,045
Net assets at end of period	$ 25,491,225	$ 19,528,402	$ 3,014,037	$ 3,193,111
Undistributed (accumulated distributions in excess of) net investment income	$ 1,018	$ 1,945	$ 3,223	$ 3,370
Other Information
Shares outstanding at beginning of period	19,528,573	30,020,707	3,189,843	8,405,045
Shares sold	76,778,986	157,656,561	7,216,496	12,402,854
Shares issued to shareholders in reinvestment of distributions	17,828	25,376	4,852	14,062
Shares redeemed	(70,833,064)	(168,174,071)	(7,400,275)	(17,632,118)
Net increase (decrease) in Fund shares	5,963,750	(10,492,134)	(178,927)	(5,215,202)
Shares outstanding at end of period	25,492,323	19,528,573	3,010,916	3,189,843

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Tax-Exempt New York Money Market Fund

Years Ended March 31,	2004[a]	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.001	.002	.004	.01	.03	.03
Less distributions from net investment income	(.001)	(.002)	(.004)	(.01)	(.03)	(.03)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	.08**	.17	.42	1.24	3.11	2.59
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	51	47	49	164	175	242
Ratio of expenses before expense reductions (%)	.97*	.89	.95	1.04	1.18[c]	.97
Ratio of expenses after expense reductions (%)	.97*	.86	.95	.94	.87[c]	.80
Ratio of net investment income (%)	.16*	.17	.41	1.23	3.10	2.58

Investors Pennsylvania Municipal Cash Fund

Years Ended March 31,	2004[a]	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.001	.001	.004	.01	.03	.03
Less distributions from net investment income	(.001)	(.001)	(.004)	(.01)	(.03)	(.03)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	.08**	.11	.39	1.33	3.15	2.58
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	11	11	7	29	25	21
Ratio of expenses before expense reductions (%)	1.32*	1.80	1.28	1.09	1.36[d]	1.39
Ratio of expenses after expense reductions (%)	1.00*	.95	1.00	.95	.96[d]	.90
Ratio of net investment income (%)	.14*	.10	.44	1.27	3.07	2.61

a For the six months ended September 30, 2004 (Unaudited).
b Total returns would have been lower had certain expenses not been reduced.
c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.14% and .86%, respectively.
d The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.28% and .93%, respectively.
* Annualized
** Not annualized

Investors Florida Municipal Cash Fund

Years Ended March 31,	2004[a]	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.001	.001	.004	.01	.03	.02
Less distributions from net investment income	(.001)	(.001)	(.004)	(.01)	(.03)	(.02)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	.08**	.11	.37	1.36	3.19	2.57
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	19	28	20	57	57	37
Ratio of expenses before expense reductions (%)	1.23*	1.35	1.11	1.08	1.26[c]	1.13
Ratio of expenses after expense reductions (%)	1.00*	.95	.99	.95	.96[c]	.90
Ratio of net investment income (%)	.15*	.11	.40	1.34	3.06	2.58

Investors New Jersey Municipal Cash Fund

Years Ended March 31,	2004[a]	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.001	.001	.003	.01	.03	.02
Less distributions from net investment income	(.001)	(.001)	(.003)	(.01)	(.03)	(.02)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	.07**	.09	.30	1.12	2.89	2.38
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	25	20	30	70	77	47
Ratio of expenses before expense reductions (%)	1.26*	1.21	1.13	1.00	1.14[d]	1.13
Ratio of expenses after expense reductions (%)	1.00*	.92	.99	.95	.95[d]	.90
Ratio of net investment income (%)	.14*	.09	.30	1.15	2.80	2.42

a For the six months ended September 30, 2004 (Unaudited).
b Total returns would have been lower had certain expenses not been reduced.
c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.20% and .94%, respectively.
d The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.10% and .94%, respectively.
* Annualized
** Not annualized

Investors Michigan Municipal Cash Fund

Years Ended March 31,	2004[a]	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.001	.002	.006	.01	.03	.03
Less distributions from net investment income	(.001)	(.002)	(.006)	(.01)	(.03)	(.03)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	.15**	.23	.56	1.50	3.36	2.77[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	3	8	37	29	23
Ratio of expenses before expense reductions (%)	3.08*	2.23	1.01	.91	1.16[d]	.91
Ratio of expenses after expense reductions (%)	.88*	.85	.83	.75	.78[d]	.75
Ratio of net investment income (%)	.28*	.30	.62	1.44	3.28	2.65

a For the six months ended September 30, 2004 (Unaudited).
b Total returns would have been lower had certain expenses not been reduced.
c Total returns for the year ended March 31, 2000 includes the effect of a voluntary capital contribution from the Advisor. Without this capital contribution, total return would have been lower.
d The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.07% and .75%, respectively.
* Annualized
** Not annualized

Notes to Financial Statements

1. Significant Accounting Policies

Investors Municipal Cash Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company organized as a Massachusetts business trust. The Trust offers five series of shares - Tax-Exempt New York Money Market Fund, Investors Pennsylvania Municipal Cash Fund, Investors Florida Municipal Cash Fund, Investors New Jersey Municipal Cash Fund and Investors Michigan Municipal Cash Fund (the "Funds").

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization to maturity of any discount or premium.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its tax-exempt income to its shareholders. Accordingly, the Funds paid no federal income taxes and no federal income tax provision was required.

At March 31, 2004, the Funds had a net tax basis capital loss carryforward as follows, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until the respective expiration dates, whichever occurs first:

	Capital loss Carryforward ($)	Expiration
Investors Florida Municipal Cash Fund	12	3/31/2009
	50	3/31/2010
Investors Michigan Municipal Cash Fund	7	3/31/2009

In addition, from November 1, 2003 through March 31, 2004, the Investors New Jersey Municipal Cash Fund incurred $356 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending March 31, 2005.

Distribution of Income. Net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Funds.

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust based on net assets.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), an indirect wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Funds in accordance with their investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Funds. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The Funds pay a monthly investment management fee of 1/12 of the annual rate of 0.22% of the first $500,000,000 of the combined average daily net assets, 0.20% of the next $500,000,000 of such net assets, 0.175% of the next $1,000,000,000 of such net assets, 0.16% of the next $1,000,000,000 of such net assets and 0.15% of such net assets in excess of $3,000,000,000, computed and accrued daily and payable monthly. Accordingly, for the six months ended September 30, 2004, the fees pursuant to the Management Agreement were equivalent to an annual effective rate of each Fund's average daily net assets as follows:

Fund	Total Aggregated ($)	Not Imposed ($)	Annualized Effective Rate (%)
Tax-Exempt New York Money Market Fund	55,485	-	.22
Investors Pennsylvania Municipal Cash Fund	16,717	-	.22
Investors Florida Municipal Cash Fund	27,082	-	.22
Investors New Jersey Municipal Cash Fund	28,652	-	.22
Investors Michigan Municipal Cash Fund	3,665	3,665.00

For the six months ended September 30, 2004, the Advisor has agreed to reimburse the Funds for expenses in the following amounts:

Fund	Amount ($)
Tax-Exempt New York Money Market Fund	699
Investors Pennsylvania Municipal Cash Fund	510
Investors Florida Municipal Cash Fund	554
Investors New Jersey Municipal Cash Fund	586
Investors Michigan Municipal Cash Fund	457

The Advisor and certain of its subsidiaries have voluntarily maintained the annualized expenses of the Funds as follows:

For the period April 1, 2004 to August 1, 2004:
Fund	Expense Limit*
Tax-Exempt New York Money Market Fund	1.00%
Investors Pennsylvania Municipal Cash Fund	1.00%
Investors Florida Municipal Cash Fund	1.00%
Investors New Jersey Municipal Cash Fund	1.00%
Investors Michigan Municipal Cash Fund	1.00%

For the period August 2, 2004 to September 30, 2004:
Fund	Expense Limit*
Tax-Exempt New York Money Market Fund	1.00%
Investors Pennsylvania Municipal Cash Fund	1.00%
Investors Florida Municipal Cash Fund	1.00%
Investors New Jersey Municipal Cash Fund	1.00%
Investors Michigan Municipal Cash Fund	.85%

* Certain expenses such as reorganization, taxes, brokerage and interest expense are excluded from the expense limitation.

Under this arrangement, the Advisor waived its entire management fee and reimbursed the Investors Michigan Municipal Cash Fund $24,469 for certain expenses for the six months ended September 30, 2004.

In addition, the Advisor has agreed to voluntarily waive expenses as necessary to maintain a minimum yield. This waiver may be changed or terminated at any time without notice.

Under these arrangements, for the six months ended September 30, 2004, the Advisor reimbursed certain service provider fees, shown below, for the Tax Exempt New York Money Market Fund and the Investors New Jersey Municipal Cash Fund.

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent of the Trust. Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. ("DST"), SISC has delegated certain transfer agent and dividend paying agent functions to DST. The costs and expenses of such delegation are borne by SISC, not by the Funds. For the the six months ended September 30, 2004, SISC received shareholder services fees as follows:

Fund	Total Aggregated	Services to Shareholders Fee Waived by SISC	Unpaid at September 30,
Tax-Exempt New York Money Market Fund	22,655	9	10,185
Investors Pennsylvania Municipal Cash Fund	6,680	6,680	-
Investors Florida Municipal Cash Fund	12,885	12,885	-
Investors New Jersey Municipal Cash Fund	10,605	10,605	-
Investors Michigan Municipal Cash Fund	2,402	2,402	-

Distribution Service Agreement. Each Fund has a shareholder services and distribution agreement with Scudder Distributors, Inc. ("SDI"). For its services as primary distributor, each Fund pays SDI an annual fee of 0.50% of average daily net assets, except for the Investors Michigan Municipal Cash Fund, which pays an annual fee of 0.35% of average daily net assets pursuant to separate Rule 12b-1 plans for each Fund. The amount charged to each Fund by SDI, for the six months ended September 30, 2004, was as follows:

Fund	Total Aggregated	Service Fee Waived by SDI	Unpaid at September 30,	Annualized Effective Rate (%)
Tax-Exempt New York Money Market Fund	126,102	-	20,020.50
Investors Pennsylvania Municipal Cash Fund	37,993	17,179	6,066.27
Investors Florida Municipal Cash Fund	61,551	15,560	-	.37
Investors New Jersey Municipal Cash Fund	65,118	22,958	-	.32
Investors Michigan Municipal Cash Fund	5,828	5,828	-	.00

SDI has related service agreements with various firms to provide cash management and other services for Fund shareholders.

Trustees' Fees and Expenses. The Trust pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

3. Expense Off-Set Arrangements

Each Fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's expenses. During the six months ended September 30, 2004, the Funds' custodian and transfer agent fees were reduced as follows:

Fund	Custodian Fee ($)	Transfer Agent Fee ($)
Tax-Exempt New York Money Market Fund	7	392
Investors Pennsylvania Municipal Cash Fund	3	85
Investors Florida Municipal Cash Fund	11	147
Investors New Jersey Municipal Cash Fund	12	232
Investors Michigan Municipal Cash Fund	2	5

4. Line of Credit

The Funds and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based on net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Funds may borrow up to a maximum of 33 percent of their net assets under the agreement.

5. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

Other Information

Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site - scudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio of Investments

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

Scudder Investments
Attention: Correspondence - Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

September 2004

Notes

Notes

Principal Underwriter
Scudder Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606

IMCF-3 (34200 11/04)

ITEM 2.         CODE OF ETHICS.

                        Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not applicable.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS

                Not Applicable

ITEM 6.         SCHEDULE OF INVESTMENTS

                Not Applicable

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
                INVESTMENT COMPANY AND AFFILIATED PURCHASERS

                Not Applicable.

ITEM 9.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Procedures and Guidelines. Shareholders
may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to the Fund's Secretary for the attention of the
Chairman of the Nominating and Governance Committee, Two International Place,
Boston, MA 02110. Suggestions for candidates must include a resume of the candidate.

ITEM 10.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 11.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Tax Exempt New York Money Market Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 6, 2004
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Tax Exempt New York Money Market Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 6, 2004
                                    ---------------------------

By:                                 /s/Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               December 6, 2004
                                    ---------------------------

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Investors Pennsylvania Municipal Cash Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 6, 2004
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Investors Pennsylvania Municipal Cash Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 6, 2004
                                    ---------------------------

By:                                 /s/Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               December 6, 2004
                                    ---------------------------

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Investors Florida Municipal Cash Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 6, 2004
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Investors Florida Municipal Cash Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 6, 2004
                                    ---------------------------

By:                                 /s/Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               December 6, 2004
                                    ---------------------------

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Investors New Jersey Municipal Cash Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 6, 2004
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Investors New Jersey Municipal Cash Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 6, 2004
                                    ---------------------------

By:                                 /s/Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               December 6, 2004
                                    ---------------------------

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Investors Michigan Municipal Cash Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 6, 2004
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Investors Michigan Municipal Cash Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 6, 2004
                                    ---------------------------

By:                                 /s/Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               December 6, 2004
                                    ---------------------------